Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Accrued employee benefits	$ 1,877	$ 21,718
Unrealized loss on investments	22,082	114,515
Unrealized foreign exchange gain	(1,394)	(13,202)
Depreciation	3,049	(12,753)
Accrued expense		1,317
Provision for bad debt	106,740
Net deferred tax asset	$ 132,354	$ 111,595